SHORT-TERM AND LONG-TERM BANK LOANS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2020 USD ($)
Short Term And Long Term Bank [Line Items]
Short-term bank loans	¥ 3,082,537		¥ 2,510,500	$ 472,419
Long-term bank loans pledged by deposits	78,548		0	12,038
Total	3,161,085		2,510,500	484,457
Securitization debt.
Short Term And Long Term Bank [Line Items]
Face value	848,537		471,500	$ 130,044
Proceeds from short-term debt	¥ 821,130	$ 125,844	¥ 458,864
Securitization debt. | Minimum
Short Term And Long Term Bank [Line Items]
Effective interest rate	1.92%			1.92%
Securitization debt. | Maximum
Short Term And Long Term Bank [Line Items]
Effective interest rate	5.19%			5.19%
Short-term bank loans
Short Term And Long Term Bank [Line Items]
Short-term debt, weighted average interest rate (as a percent)	4.42%		4.27%	4.42%
Short-term bank loans | Pledged
Short Term And Long Term Bank [Line Items]
Restricted Cash			¥ 1,590,025
Account receivables pledged for short-term bank loans and secured bank borrowings			0
Short-term bank loans guaranteed by subsidiaries within the Group
Short Term And Long Term Bank [Line Items]
Short-term bank loans	¥ 954,000		960,000	$ 146,207
Pledged short term bank loans
Short Term And Long Term Bank [Line Items]
Short-term bank loans	1,357,287		1,159,000	208,013
Secured bank borrowings
Short Term And Long Term Bank [Line Items]
Short-term bank loans	771,250		391,500	118,199
Secured bank borrowings | Pledged
Short Term And Long Term Bank [Line Items]
Short-term bank loans	771,250		¥ 391,500	118,199
Restricted Cash	1,582,977			242,602
Account receivables pledged for short-term bank loans and secured bank borrowings	¥ 77,287			$ 11,845
Long term bank loan
Short Term And Long Term Bank [Line Items]
Long-term debt, weighted average interest rate (as a percent)	4.02%		0.00%	4.02%
Long term bank loan | Pledged
Short Term And Long Term Bank [Line Items]
Restricted Cash	¥ 81,500		¥ 0	$ 12,490